CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Balances, beginning, shares		12,107,646
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees		$ 300,000
Net Loss	(607,209)	(952,851)
Balances, ending, shares	12,697,935	12,697,935
Common Stock
Balances, beginning		12,108
Balances, beginning, shares		12,107,646
Contribution of Common Stock to 401K Plan		52
Contribution of Common Stock to 401K Plan, shares		51,784
Stock option expense
Sale of Common Stock		279
Sale of Common Stock, shares		279,289
Stock grant to consultant		15
Stock grant to consultant, shares		15,000
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees		244
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees, shares		244,216
Net Loss
Balances, ending	12,698	12,698
Balances, ending, shares	12,697,935	12,697,935
Capital in Excess of Par Value
Balances, beginning		18,913,269
Contribution of Common Stock to 401K Plan		72,448
Stock option expense		46,249
Sale of Common Stock		269,721
Stock grant to consultant		6,735
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees		299,756
Net Loss
Balances, ending	19,608,178	19,608,178
Accumulated Deficit
Balances, beginning		(20,273,422)
Contribution of Common Stock to 401K Plan
Stock option expense
Sale of Common Stock
Stock grant to consultant
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees
Net Loss		(952,851)
Balances, ending	$ (21,226,273)	$ (21,226,273)